Quarterly Holdings Report
for
Fidelity Freedom® 2065 Fund
December 31, 2021
F65-NPRT3-0322
1.9895823.102
U.S. Treasury Obligations - 0.0%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 1/6/22 to 3/3/22 (b) (Cost $89,995)	90,000	89,996

Domestic Equity Funds - 50.9%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	659,573	7,848,920
Fidelity Series Blue Chip Growth Fund (c)	747,591	12,297,864
Fidelity Series Commodity Strategy Fund (c)	1,966,460	8,042,823
Fidelity Series Growth Company Fund (c)	1,533,251	31,293,645
Fidelity Series Intrinsic Opportunities Fund (c)	1,637,261	32,319,523
Fidelity Series Large Cap Stock Fund (c)	1,481,932	28,141,884
Fidelity Series Large Cap Value Index Fund (c)	668,005	10,394,161
Fidelity Series Opportunistic Insights Fund (c)	779,850	16,174,092
Fidelity Series Small Cap Discovery Fund (c)	247,371	3,525,041
Fidelity Series Small Cap Opportunities Fund (c)	782,732	11,678,361
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,701,049	23,916,744
Fidelity Series Value Discovery Fund (c)	1,107,585	18,352,676
TOTAL DOMESTIC EQUITY FUNDS (Cost $196,701,574)		203,985,734

International Equity Funds - 42.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	806,957	11,725,088
Fidelity Series Emerging Markets Fund (c)	543,614	5,713,385
Fidelity Series Emerging Markets Opportunities Fund (c)	2,461,936	51,749,907
Fidelity Series International Growth Fund (c)	1,576,466	30,142,024
Fidelity Series International Small Cap Fund (c)	423,889	9,066,988
Fidelity Series International Value Fund (c)	2,700,449	30,164,010
Fidelity Series Overseas Fund (c)	2,093,242	30,142,681
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $163,389,717)		168,704,083

Bond Funds - 6.9%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	79,871	802,703
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	317,389	3,215,151
Fidelity Series Emerging Markets Debt Fund (c)	230,136	2,087,332
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	74,360	701,954
Fidelity Series Floating Rate High Income Fund (c)	42,815	396,470
Fidelity Series High Income Fund (c)	253,028	2,413,886
Fidelity Series International Credit Fund (c)	4,726	46,879
Fidelity Series Investment Grade Bond Fund (c)	75,979	882,878
Fidelity Series Long-Term Treasury Bond Index Fund (c)	1,841,092	15,686,105
Fidelity Series Real Estate Income Fund (c)	127,597	1,496,713
TOTAL BOND FUNDS (Cost $27,673,215)		27,730,071

Short-Term Funds - 0.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (d) (Cost $343,888)	343,820	343,888

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $388,198,389)	400,853,772
NET OTHER ASSETS (LIABILITIES) - 0.0%	4,208
NET ASSETS - 100.0%	400,857,980

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	Mar 2022	61,315	363	363

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,996.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	-	601,765	257,877	82	-	-	343,888	0.0%
Total	-	601,765	257,877	82	-	-	343,888

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	1,653,736	844,918	6,132	(5,041)	(1,074)	802,703
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	3,337,352	136,003	16,762	(302)	14,104	3,215,151
Fidelity Series All-Sector Equity Fund	4,442,088	4,396,571	905,949	1,066,135	(12,413)	(71,377)	7,848,920
Fidelity Series Blue Chip Growth Fund	7,047,212	8,088,019	2,245,730	2,119,894	(2,976)	(588,661)	12,297,864
Fidelity Series Canada Fund	5,454,318	6,006,813	649,872	237,602	(4,200)	918,029	11,725,088
Fidelity Series Commodity Strategy Fund	6,243,904	7,018,187	3,796,439	2,692,981	(517,450)	(905,379)	8,042,823
Fidelity Series Emerging Markets Debt Fund	1,223,719	1,067,135	185,333	56,990	(6,904)	(11,285)	2,087,332
Fidelity Series Emerging Markets Debt Local Currency Fund	403,663	383,976	42,042	25,821	(1,897)	(41,746)	701,954
Fidelity Series Emerging Markets Fund	3,577,752	3,267,492	612,428	178,826	(15,920)	(503,511)	5,713,385
Fidelity Series Emerging Markets Opportunities Fund	32,230,875	34,085,400	5,365,518	5,647,022	(145,766)	(9,055,087)	51,749,904
Fidelity Series Floating Rate High Income Fund	238,877	195,882	40,117	10,726	(12)	1,840	396,470
Fidelity Series Government Money Market Fund 0.08%	1,487,481	647,624	2,135,105	371	-	-	-
Fidelity Series Growth Company Fund	17,985,145	23,982,563	6,970,754	8,065,916	55,985	(3,759,294)	31,293,645
Fidelity Series High Income Fund	1,412,507	1,210,121	233,819	82,349	(1,816)	26,893	2,413,886
Fidelity Series Inflation-Protected Bond Index Fund	4,487,492	3,052,801	7,730,952	72,201	269,216	(78,557)	-
Fidelity Series International Credit Fund	45,977	1,186	-	1,186	-	(284)	46,879
Fidelity Series International Growth Fund	15,284,146	15,817,199	1,561,348	2,230,864	(32,129)	634,156	30,142,024
Fidelity Series International Small Cap Fund	4,806,934	4,854,083	551,759	1,014,823	826	(43,096)	9,066,988
Fidelity Series International Value Fund	15,287,661	16,819,421	2,227,082	1,400,629	(23,503)	307,513	30,164,010
Fidelity Series Intrinsic Opportunities Fund	18,055,480	19,903,310	3,129,571	4,545,440	(207,688)	(2,302,008)	32,319,523
Fidelity Series Investment Grade Bond Fund	95,319	1,099,181	305,922	4,708	(2,513)	(3,187)	882,878
Fidelity Series Large Cap Stock Fund	15,783,653	14,152,221	2,175,455	2,061,264	(30,422)	411,887	28,141,884
Fidelity Series Large Cap Value Index Fund	5,818,518	5,126,509	890,719	584,436	(13,372)	353,225	10,394,161
Fidelity Series Long-Term Treasury Bond Index Fund	6,150,093	10,734,590	1,786,067	190,452	(230,250)	817,739	15,686,105
Fidelity Series Opportunistic Insights Fund	9,213,137	9,963,465	2,856,243	2,434,069	(21,562)	(124,705)	16,174,092
Fidelity Series Overseas Fund	15,309,254	14,102,160	1,735,549	825,321	(9,398)	2,476,214	30,142,681
Fidelity Series Real Estate Income Fund	857,406	688,569	107,936	46,321	(192)	58,866	1,496,713
Fidelity Series Short-Term Credit Fund	313,186	98,771	411,927	1,709	295	(325)	-
Fidelity Series Small Cap Discovery Fund	1,975,125	1,950,625	363,079	454,735	(12,484)	(25,146)	3,525,041
Fidelity Series Small Cap Opportunities Fund	6,604,903	7,496,844	1,082,384	2,388,704	(50,657)	(1,290,345)	11,678,361
Fidelity Series Stock Selector Large Cap Value Fund	13,342,731	13,656,571	2,277,926	2,987,913	(101,503)	(703,129)	23,916,744
Fidelity Series Value Discovery Fund	10,260,844	9,635,053	1,832,328	1,423,099	(40,053)	329,160	18,352,676
	225,439,400	244,493,430	55,190,274	42,875,401	(1,164,101)	(13,158,570)	400,419,885

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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